SIGNIFICANT COMMITMENTS AND AGREEMENTS - Radio Frequency Usage (Details) - Telkomsel - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Significant Commitments and Agreements [Line Items]
Period for radio frequency usage	10 years
Amount of performance bond	Rp 567	Rp 20
Amount of surety bond	Rp 360	Rp 1,030